Fees Summary	Apr. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 997,550,000
Previously Paid Amount	152,725
Total Fee Amount	152,725
Total Offset Amount	0
Net Fee	$ 0